Note 13 - Redeemable Non-controlling Interests - Reconciliation of the Beginning and Ending NCI Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance	$ 174,662	$ 151,585
RNCI share of earnings	6,354	7,874
RNCI redemption increment	15,977	16,105
Distributions paid to RNCI	(5,084)	(5,725)
Purchases of interests from RNCI, net	(20,231)	(30,648)
RNCI recognized on business acquisitions	21,293	35,307
Other	63	164
Balance	$ 193,034	$ 174,662